RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

The Company retains the services of a law firm to perform legal services from time to time.  One of the partners of the firm is a non-employee director of the Company.  Legal fees incurred amounted to $88,797, $57,161 and $394,153 for 2009, 2010 and 2011, respectively.